Condensed Consolidated Balance Sheet - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Assets
Cash and balances at central banks	£ 35,887	£ 26,395
Financial assets at fair value through profit or loss:
- Derivative financial instruments	5,291	3,363
- Other financial assets at fair value through profit or loss	866	973
Financial assets at amortised cost
Loans and advances to customers	211,156	207,498
- Loans and advances to banks	2,637	2,583
- Reverse repurchase agreements - non trading	23,901	23,636
- Other financial assets at amortised cost	4,879	7,056
Financial assets at fair value through other comprehensive income	10,338	9,747
Interests in other entities	127	117
Intangible assets	1,725	1,776
Property, plant and equipment	1,822	1,971
Current tax assets	246	186
Retirement benefit assets	522	670
Other assets	3,422	2,517
Total assets	302,819	288,488
Financial liabilities at fair value through profit or loss:
- Derivative financial instruments	1,747	1,709
- Other financial liabilities at fair value through profit or loss	1,620	1,713
Financial liabilities at amortised cost:
- Deposits by customers	186,797	179,006
- Deposits by banks	17,995	14,359
- Repurchase agreements - non trading	20,786	18,286
- Debt securities in issue	50,252	50,171
- Subordinated liabilities	3,257	3,528
Other liabilities	2,798	2,373
Provisions	485	577
Deferred tax liabilities	196	145
Retirement benefit obligations	402	280
Total liabilities	286,335	272,147
Equity
Share capital	7,060	7,060
Other equity instruments	2,241	2,241
Retained earnings	5,997	6,251
Other reserves	781	394
Total shareholders' equity	16,079	15,946
Non-controlling interests	405	395
Total equity	16,484	16,341
Total liabilities and equity	£ 302,819	£ 288,488